UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

Investor Class (BCHYX)	February 28, 2025

This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.49%

Fund Statistics
Net Assets	$1,671,973,783
Management Fees (dollars paid during the reporting period)	$3,109,362
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	681

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075201

SEMIANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

I Class (BCHIX)	February 28, 2025

This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$14	0.29%

Fund Statistics
Net Assets	$1,671,973,783
Management Fees (dollars paid during the reporting period)	$3,109,362
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	681

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075789

SEMIANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

Y Class (ACYHX)	February 28, 2025

This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$13	0.26%

Fund Statistics
Net Assets	$1,671,973,783
Management Fees (dollars paid during the reporting period)	$3,109,362
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	681

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075771

SEMIANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

A Class (CAYAX)	February 28, 2025

This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$37	0.74%

Fund Statistics
Net Assets	$1,671,973,783
Management Fees (dollars paid during the reporting period)	$3,109,362
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	681

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075888

SEMIANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

C Class (CAYCX)	February 28, 2025

This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$74	1.49%

Fund Statistics
Net Assets	$1,671,973,783
Management Fees (dollars paid during the reporting period)	$3,109,362
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	681

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075805

SEMIANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

Investor Class (BCITX)	February 28, 2025

This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.46%

Fund Statistics
Net Assets	$2,047,205,031
Management Fees (dollars paid during the reporting period)	$3,162,893
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	1,005

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075508

SEMIANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

I Class (BCTIX)	February 28, 2025

This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$13	0.26%

Fund Statistics
Net Assets	$2,047,205,031
Management Fees (dollars paid during the reporting period)	$3,162,893
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	1,005

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075839

SEMIANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

Y Class (ACYTX)	February 28, 2025

This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$11	0.23%

Fund Statistics
Net Assets	$2,047,205,031
Management Fees (dollars paid during the reporting period)	$3,162,893
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	1,005

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075763

SEMIANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

A Class (BCIAX)	February 28, 2025

This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$35	0.71%

Fund Statistics
Net Assets	$2,047,205,031
Management Fees (dollars paid during the reporting period)	$3,162,893
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	1,005

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075821

SEMIANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

C Class (BCIYX)	February 28, 2025

This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$73	1.46%

Fund Statistics
Net Assets	$2,047,205,031
Management Fees (dollars paid during the reporting period)	$3,162,893
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	1,005

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075813

SEMIANNUAL SHAREHOLDER REPORT

California Tax-Free Money Market Fund

Investor Class (BCTXX)	February 28, 2025

This semi-annual shareholder report contains important information about California Tax-Free Money Market Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.49%

Fund Statistics
Net Assets	$112,679,058
Management Fees (dollars paid during the reporting period)	$274,677
Total Number of Portfolio Holdings	56
7-Day Current Yield - Investor Class	1.71%
7-Day Effective Yield - Investor Class	1.73%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.0%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075300

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

February 28, 2025

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.3%
California — 98.3%
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 13-1), 5.00%, 9/1/42	$1,250,000	$1,264,472
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/48	750,000	773,294
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/53	1,175,000	1,207,646
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AGM)	12,000,000	6,911,348
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,751,850
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/53 (AGM)(1)	6,000,000	1,511,953
Anaheim City School District GO, 5.00%, 8/1/51 (AGM)	4,000,000	4,289,543
Anaheim Housing & Public Improvements Authority Rev., (City of Anaheim CA Water System Rev.), VRDN, 1.05%, 3/3/25 (LOC: Bank of America N.A.)	400,000	400,000
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/48(1)	2,750,000	927,471
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/49(1)	3,500,000	1,124,306
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 2/1/50(1)	3,450,000	1,080,686
Antelope Valley Healthcare District Rev., (Antelope Valley Healthcare District Obligated Group), 5.00%, 3/1/46	5,000,000	4,662,704
Bay Area Toll Authority Rev., 5.00%, 4/1/26	1,000,000	1,028,194
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,093,252
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,770,977
Bay Area Toll Authority Rev., VRDN, 1.35%, 3/3/25 (LOC: Bank of America N.A.)	2,675,000	2,675,000
Bay Area Toll Authority Rev., VRDN, 1.35%, 3/3/25 (LOC: Bank of America N.A.)	4,100,000	4,100,000
Bay Area Toll Authority Rev., VRDN, 1.35%, 3/3/25 (LOC: Barclays Bank PLC)	5,685,000	5,685,000
Bay Area Toll Authority Rev., VRDN, 0.83%, 3/7/25 (LOC: Bank of America N.A.)	3,000,000	3,000,000
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No 93-1 Area No. 8C), 5.00%, 9/1/43	1,605,000	1,639,684
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/40	1,250,000	1,226,867
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/45	1,510,000	1,401,161
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/50	1,500,000	1,350,105
California Community Choice Financing Authority Rev., VRN, 2.31%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	10,000,000	9,451,317
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,159,969
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,781,816
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	7,475,000	8,057,619
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,320,000	2,521,351
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,634,189
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	5,005,000	5,454,076
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	8,670,000	9,432,396
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,445,000	6,004,057
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,318,755
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,644,032
California Community Housing Agency Rev., (California Community Housing Agency Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,060,000	2,630,483
California Community Housing Agency Rev., (California Community Housing Agency Verdant at Green Valley Apartments), 5.00%, 8/1/49(2)	6,000,000	5,671,444
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	4,868,135
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	750,000	698,096
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/49	4,285,000	4,341,842
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(1)	5,020,000	1,019,355
2

	Principal Amount/Shares	Value
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/44	$1,275,000	$1,433,159
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/45	1,150,000	1,286,667
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/40(2)	500,000	505,775
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/50(2)	500,000	501,719
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/55(2)	350,000	350,706
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/49	2,800,000	3,057,228
California Enterprise Development Authority Rev., (Castilleja School Foundation), 4.00%, 6/1/54	2,500,000	2,385,743
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/45	1,000,000	1,038,824
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(2)	1,315,000	1,335,970
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/54(2)	2,500,000	2,511,018
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	5,000,000	4,928,006
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/30, Prerefunded at 100% of Par(3)	330,000	351,305
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	9,380,000	8,931,720
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/54	4,750,000	5,045,329
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 11/1/47	3,840,000	4,450,293
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	5,000,000	5,597,116
California Housing Finance Agency Rev., 4.25%, 1/15/35	3,036,460	3,131,387
California Housing Finance Agency Rev., 3.50%, 11/20/35	17,561,210	17,134,079
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	10,000,000	10,112,227
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	3,330,000	3,355,648
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	15,165,000	15,523,780
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,799,972
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 9.50%, 1/1/65(2)(4)	3,900,000	3,958,388
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,435,303
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,496,054
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/54	1,500,000	1,586,743
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	2,335,000	2,421,632
California Municipal Finance Authority Rev., 4.00%, 12/1/43	1,000,000	972,342
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(2)	1,800,000	1,824,929
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,751,122
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	8,325,000	8,311,424
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	1,000,000	952,287
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/49	1,835,000	1,929,124
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(2)	4,000,000	4,217,963
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,197,232
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	12,457,281
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	1,008,283
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	2,067,999
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	1,786,154
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/40	2,750,000	2,554,809
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/50	3,785,000	3,260,433
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	2,590,000	2,568,893
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,865,362
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 5.00%, 11/15/49	4,750,000	4,705,923
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	195,000	194,315
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,352,489
3

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	$3,100,000	$2,891,543
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,537,298
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,033,706
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,328,812
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	5,245,000	5,561,781
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,415,000	1,443,325
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,487,985
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,127,246
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,777,083
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/49	2,250,000	2,459,303
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	3,000,000	3,249,173
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,486,412
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	1,931,505
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,100,643
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	1,165,000	1,253,811
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/49	1,300,000	1,373,154
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/54	1,540,000	1,617,868
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,266,978
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,313,856
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	907,904
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,402,553
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 4.65%, 5/1/30	1,045,000	1,059,224
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.00%, 5/1/34(2)	300,000	310,893
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.50%, 5/1/44(2)	350,000	359,472
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(2)	435,000	447,793
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.875%, 5/1/59(2)	390,000	402,988
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	1,875,000	1,997,211
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(2)	8,450,000	7,227,604
California Municipal Finance Authority Special Tax, 5.00%, 9/1/39	1,295,000	1,385,670
California Municipal Finance Authority Special Tax, 5.00%, 9/1/44	2,155,000	2,244,878
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/43	1,000,000	935,655
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/50	1,500,000	1,339,828
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.75%, 9/1/53	1,850,000	1,999,429
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.125%, 9/1/54	1,000,000	1,038,512
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/46	2,290,000	2,082,758
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/51	3,145,000	2,772,400
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 6.00%, 9/1/52	1,700,000	1,826,579
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/49	1,250,000	1,296,640
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/54	2,750,000	2,839,671
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.00%, 9/1/54	800,000	824,842
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.125%, 9/1/59	1,250,000	1,302,555
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 4.125%, 9/1/34	500,000	499,708
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/39	750,000	792,837
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/44	1,210,000	1,258,564
4

	Principal Amount/Shares	Value
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/47	$2,000,000	$2,065,140
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/57	5,000,000	5,162,655
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(2)	2,500,000	2,554,907
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	3,614,540
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/54	2,000,000	2,103,089
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,549,191
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,190,011
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,514,140
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(2)	1,150,000	1,101,813
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	1,260,000	1,190,352
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/36	1,500,000	1,694,043
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/37	1,500,000	1,688,789
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/38	2,000,000	2,242,183
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/39	1,625,000	1,814,465
California School Finance Authority Rev., 5.00%, 6/1/37(2)	475,000	479,392
California School Finance Authority Rev., 5.00%, 6/1/47(2)	875,000	863,977
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(2)	4,000,000	4,056,562
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,008,849
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/49(2)	1,000,000	1,035,183
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	110,000	110,840
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(2)	1,100,000	1,100,061
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	1,300,000	1,114,461
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(2)	4,000,000	3,963,979
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)	535,000	512,267
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,809,775
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)	1,085,000	1,044,781
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	3,057,992
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)	1,730,000	1,513,020
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)	2,220,000	1,871,425
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	970,000	582,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	900,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	900,000
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,000,000	1,014,389
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	431,337
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	2,003,049
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	1,872,840
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/54(2)	600,000	613,249
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/64(2)	1,440,000	1,462,208
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,163,012
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	500,000	533,048
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,504,590
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	3,680,126
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(2)	1,650,000	1,768,230
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37 (ST INTERCEPT)(2)	1,050,000	1,064,283
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47 (ST INTERCEPT)(2)	2,425,000	2,443,520
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,207,228
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,651,521
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,029,184
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	1,025,000	1,038,385
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	1,075,000	1,077,520
5

	Principal Amount/Shares	Value
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	$1,000,000	$966,044
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(2)	1,225,000	1,288,576
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(2)	2,125,000	2,237,537
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(2)	560,000	573,464
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(2)	700,000	716,485
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(2)	550,000	582,745
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(2)	505,000	530,561
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	5,147,768
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	3,775,483
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	235,000	235,331
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	871,672
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,001,021
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	362,717
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,070,880
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,197,515
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(3)	525,000	546,801
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(3)	995,000	1,036,318
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,495,207
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40 (ST INTERCEPT)(2)	545,000	565,502
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48 (ST INTERCEPT)(2)	700,000	720,545
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,449,849
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,676,129
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,000,856
California State University Rev., 5.25%, 11/1/53	1,000,000	1,110,150
California State University Rev., 5.50%, 11/1/55	5,000,000	5,705,995
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	1,807,580
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	1,620,000	1,592,263
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,154,130
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45 (BAM-TCRS)	2,000,000	1,956,034
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	4,000,000	3,817,608
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AGM)	500,000	531,718
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,413,342
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,615,876
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,405,673
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,499,851
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,437,429
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,037,298
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,213,758
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,014,742
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,719,143
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	9,967,169
6

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	$4,605,000	$4,607,129
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(2)	14,750,000	14,848,660
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 4.00%, 10/1/41	6,500,000	6,388,450
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/43	7,500,000	7,742,072
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,358,314
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	840,171
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa CA Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,932,166
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa CA Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,821,033
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/47	1,650,000	1,672,230
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.50%, 9/1/42	1,000,000	1,071,959
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.625%, 9/1/52	3,000,000	3,199,451
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 4.00%, 9/1/34	250,000	248,001
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/45	1,800,000	1,872,554
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/55	2,380,000	2,453,660
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/49	1,500,000	1,557,142
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/54	2,000,000	2,071,452
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/49	375,000	388,049
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/54	550,000	568,343
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.50%, 9/1/53	1,700,000	1,809,265
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007), 5.00%, 9/1/37	1,505,000	1,513,841
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/39	1,000,000	1,037,755
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/49	2,095,000	2,135,275
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.50%, 9/1/52	4,245,000	4,452,681
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017), 5.00%, 9/1/48	7,330,000	7,447,984
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/39	1,455,000	1,504,304
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/48	1,750,000	1,781,565
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 4.00%, 9/1/50	1,200,000	1,100,173
California Statewide Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/46(1)	20,000,000	5,343,710
Calimesa Special Tax, (City of Calimesa CA Community Facilities District No. 2018-1 Area No. 1), 4.00%, 9/1/45	865,000	819,238
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,492,828
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	4,350,000	4,817,821
Chaffey Community College District GO, 5.50%, 6/1/49	7,500,000	8,607,204
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/49(1)	4,955,000	1,682,717
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/49	680,000	705,904
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/54	740,000	765,282
7

	Principal Amount/Shares	Value
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/43	$3,160,000	$3,235,492
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/45	1,325,000	1,246,358
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/48	2,500,000	2,545,902
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/50	2,500,000	2,277,959
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/47	1,615,000	1,710,006
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/52	2,000,000	2,104,127
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	917,729
Chula Vista Community Facilities District Special Tax, (City of Chula Vista CA Community Facilities District No. 06-1 Area No. 1), 5.00%, 9/1/43	535,000	548,305
Chula Vista Community Facilities District Special Tax, (City of Chula Vista CA Community Facilities District No. 06-1 Area No. 1), 5.00%, 9/1/48	895,000	912,304
Citrus Community College District GO, 5.00%, 8/1/44	3,590,000	4,041,069
Citrus Community College District GO, 5.00%, 8/1/49	4,000,000	4,395,799
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/35	300,000	301,155
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/41	1,000,000	960,501
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/42	600,000	570,047
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/50	1,450,000	1,295,167
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/51	2,500,000	2,223,630
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(2)	1,800,000	1,943,555
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Spl Tax Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(2)	1,500,000	1,619,629
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/52(2)	1,500,000	1,489,492
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/46(2)	2,475,000	2,233,502
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	4,010,840
College of the Sequoias Visalia Area Improvement District No. 2 GO, 5.00%, 8/1/54	2,000,000	2,179,623
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/49	1,600,000	1,663,460
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/54	1,600,000	1,660,915
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,860,897
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,488,052
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,527,542
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 4/1/40 (FNMA)	1,245,000	1,245,187
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(2)	9,635,000	7,274,717
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	3,000,000	2,237,090
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	10,398,484
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 4.00%, 2/1/57(2)	4,000,000	3,065,701
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(2)	12,000,000	6,637,783
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(2)	3,000,000	2,347,069
8

	Principal Amount/Shares	Value
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	$6,000,000	$4,325,330
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(2)	3,235,000	2,455,329
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(2)	4,820,000	4,294,836
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(2)	1,470,000	1,169,746
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Renaissance at City Center), 5.00%, 7/1/51(2)	8,250,000	8,002,276
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(2)	1,925,000	1,629,017
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 3.125%, 6/1/57(2)	5,385,000	3,369,381
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	2,500,000	773,230
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2013-1 Parklane), 5.00%, 9/1/45	4,780,000	4,794,913
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/45	1,000,000	930,448
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/46	300,000	313,659
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/48	1,400,000	1,438,999
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/53	1,600,000	1,644,454
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/54	1,000,000	1,032,608
Duarte Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (AGC)(1)	5,075,000	1,901,495
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/47	2,630,000	2,807,203
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/51	3,040,000	3,222,300
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	1,250,000	1,314,319
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/37	1,150,000	1,183,689
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/47	2,840,000	2,878,263
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,265,368
East Bay Municipal Utility District Wastewater System Rev., (East Bay Municipal Utility District Wastewater System Revenue), 5.00%, 6/1/54	1,850,000	2,011,561
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/54	2,855,000	3,104,327
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	9,230,000	9,238,981
East Garrison Public Finance Authority Special Tax, (East Garrison Public Finance Authority East Garrison Cmnty Facs Dist No. 2006-1), 5.00%, 9/1/46	1,155,000	1,164,451
El Camino Community College District Fountation GO, 4.00%, 8/1/42	1,025,000	1,060,565
El Camino Community College District Fountation GO, 4.00%, 8/1/43	440,000	448,751
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,165,462
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	466,090
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	2,920,000	2,959,892
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	721,793
Escondido Special Tax, (City of Escondido CA Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,763,099
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2019-1 Area No. 1), 5.00%, 9/1/50	3,250,000	3,330,714
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/44	1,065,000	1,125,468
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/49	1,250,000	1,304,492
9

	Principal Amount/Shares	Value
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	$1,255,000	$1,312,226
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,357,608
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,386,330
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/33	530,000	549,499
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/38	845,000	874,983
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,771,999
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,307,853
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,353,099
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/40	1,245,000	1,231,773
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/50	2,285,000	2,094,912
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Improvement Area No. 4), 5.00%, 9/1/39	400,000	429,634
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Improvement Area No. 4), 5.00%, 9/1/44	1,000,000	1,047,229
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/49	1,000,000	1,045,171
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/54	1,400,000	1,463,208
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,414,364
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/45	750,000	704,523
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,250,000	7,276,870
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,955,524
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,200,000	2,577,198
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,560,149
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,013,021
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,005,657
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,472,249
Fresno Unified School District GO, 4.00%, 8/1/55	4,500,000	4,434,328
Glendale Electric Rev., 5.00%, 2/1/54	3,000,000	3,149,077
Glendale Electric Rev., (City of Glendale Electric Revenue), 5.00%, 2/1/49	2,000,000	2,114,941
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	4,150,656
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(1)	48,750,000	5,750,599
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	1,000,000	991,586
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	7,135,000	6,762,918
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(2)	14,365,000	7,116,720
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,100,000
Hesperia Special Tax, (City of Hesperia CA Community Facilities District No. 2005-1), 5.00%, 9/1/29	1,060,000	1,060,000
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	3,400,000	3,306,530
Independent Cities Finance Authority Rev., (Millennium Housing LLC CA), 5.00%, 9/15/50	2,000,000	2,056,192
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,005,595
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,508,392
Indio Electric Financing Authority Rev., (Imperial Irrigation District Electric System Rev.), 5.25%, 1/1/53	3,000,000	3,258,882
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,118,438
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,506,483
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/52 (BAM)(1)	1,400,000	378,521
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/53 (BAM)(1)	1,000,000	257,439
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 1), 5.25%, 9/1/53 (BAM)	2,000,000	2,190,889
10

	Principal Amount/Shares	Value
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8), 5.00%, 9/1/48	$2,500,000	$2,549,956
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 4.25%, 5/1/53	5,000,000	5,004,915
Irvine Ranch Water District Water Service Corp. Special Assessment, VRDN, 1.05%, 3/3/25 (LOC: Bank of America N.A.)	770,000	770,000
Irvine Ranch Water District Water Service Corp. Special Assessment, VRDN, 1.05%, (MUNIPSA plus 0.03%), 3/3/25 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 11 Area B), 4.00%, 9/1/47	1,000,000	921,273
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/38	1,000,000	1,035,383
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/43	1,255,000	1,286,620
Kentfield School District GO, 5.00%, 8/1/42(4)	1,075,000	1,194,734
Kentfield School District GO, 5.00%, 8/1/44(4)	1,270,000	1,395,313
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,529,008
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,703,298
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	1,933,542
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/42	600,000	582,157
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/47	900,000	843,600
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Cmnty Facs Dist No. 2014-1 Area No. 1), 5.00%, 9/1/43	775,000	793,515
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,349,360
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,561,827
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/43	4,730,000	4,842,999
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/48	6,040,000	6,146,988
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/46	1,040,000	974,579
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/51	930,000	844,154
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,150,000	1,340,505
Los Angeles Community Facilities District Special Tax, (City of Los Angeles CA Community Facilities District No. 11), 4.00%, 9/1/46	1,500,000	1,363,074
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/52	1,000,000	1,032,319
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	1,400,000	1,450,048
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/54	1,500,000	1,548,912
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/49	7,000,000	7,338,686
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/53	2,350,000	2,673,049
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	3,000,000	3,269,072
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,229,953
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/51	10,165,000	10,561,349
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.25%, 7/1/54	5,250,000	5,657,744
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.46%, 3/3/25 (SBBPA: Royal Bank of Canada)	11,430,000	11,430,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.55%, 3/3/25 (SBBPA: Royal Bank of Canada)	200,000	200,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.62%, 3/3/25 (SBBPA: Bank of America N.A.)	1,860,000	1,860,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	2,000,000	2,196,387
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/43	1,000,000	1,087,154
11

	Principal Amount/Shares	Value
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/44	$1,000,000	$1,078,259
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	2,500,000	2,600,097
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	2,014,646
Los Angeles Unified School District GO, 5.00%, 7/1/33	1,700,000	1,999,455
Los Angeles Unified School District GO, 5.00%, 7/1/34	1,750,000	2,085,589
Los Angeles Unified School District GO, 5.25%, 7/1/49	3,000,000	3,368,889
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	262,618
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	118,558
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	139,177
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	103,948
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	103,796
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	103,836
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	259,046
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	352,269
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	258,695
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	413,912
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/39	820,000	870,784
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/44	1,000,000	1,047,229
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(1)	1,750,000	714,678
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,200,000	463,130
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 4), 5.00%, 9/1/44	2,245,000	2,307,084
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 7), 5.25%, 9/1/52	2,000,000	2,089,691
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,236,615
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,081,584
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,462,442
Midpeninsula Regional Open Space District Field Employees Corp. GO, 4.00%, 3/1/54	1,140,000	1,142,262
Monterey County Office of Education COP, 5.00%, 12/1/49 (AGC)	4,125,000	4,399,281
Monterey Peninsula Community College District GO, 4.00%, 8/1/51	3,350,000	3,330,012
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,656,355
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 4.25%, 9/1/35(4)	400,000	401,099
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/40(4)	500,000	527,245
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/45(4)	1,000,000	1,033,178
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/50(4)	2,125,000	2,180,589
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/55(4)	2,000,000	2,047,836
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,080,624
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	5,055,091
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/42	655,000	668,180
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/46	825,000	837,975
New Hampshire Business Finance Authority Rev., VRN, 3.93%, 7/20/39	13,461,695	13,027,473
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.50%, 12/1/47	4,425,000	4,858,826
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	5,000,000	5,357,378
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/38	500,000	594,244
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AGC)(1)	1,325,000	897,814
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AGC)(1)	2,885,000	1,776,104
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,891,184
Ojai Unified School District GO, 5.50%, 8/1/53 (AGM)	1,750,000	1,940,560
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/49	500,000	518,656
12

	Principal Amount/Shares	Value
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/54	$1,000,000	$1,032,608
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.50%, 9/1/48	1,250,000	1,346,178
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.75%, 9/1/54	2,210,000	2,391,372
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.25%, 9/1/37	415,000	420,893
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.625%, 9/1/42	650,000	660,391
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/47	840,000	846,666
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/52	825,000	825,133
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	402,066
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,018,935
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	506,737
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,305,929
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,787,188
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,067,891
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	897,515
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	908,388
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/44	3,485,000	3,666,185
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/49	2,500,000	2,599,155
Ontario Public Financing Authority Rev., (City of Ontario CA Water Rev.), 5.00%, 8/1/49	5,000,000	5,412,227
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	3,921,109
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/41	6,545,000	6,629,010
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,027,132
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2017-1 Area No.1), 5.00%, 8/15/42	2,500,000	2,565,779
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,415,324
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	1,028,308
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	2,200,000	2,348,683
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.75%, 8/15/53	1,085,000	1,172,762
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	1,903,706
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	3,000,000	2,416,555
Oxnard School District GO, 4.25%, 8/1/53 (BAM)	3,000,000	3,025,526
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 3.00%, 9/1/31	345,000	325,609
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/49	600,000	619,595
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,129,741
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/53	525,000	540,441
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AGM)	1,700,000	1,816,494
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,139,550
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	3,465,000	3,121,160
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	7,175,775
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	15,000,000	12,297,022
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/46(1)	1,000,000	383,944
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/47(1)	1,000,000	363,477
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/48(1)	1,050,000	363,206
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	10,000,000	10,668,507
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,601,529
Perris Union High School District Special Tax, (Perris Union High School District Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,753,531
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NPFG)	4,105,000	4,439,236
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,366,775
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 1), 5.25%, 9/1/52	2,000,000	2,088,399
13

	Principal Amount/Shares	Value
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/40	$1,195,000	$1,200,769
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 4.00%, 9/1/45	1,025,000	947,251
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/45	1,250,000	1,254,082
Rancho Cordova Special Tax, (Rancho Cordova Ranch Community Facilities District No. 2021-1 Area No. 2), 5.00%, 9/1/40(4)	365,000	383,193
Rancho Cordova Special Tax, (Rancho Cordova Ranch Community Facilities District No. 2021-1 Area No. 2), 5.00%, 9/1/45(4)	560,000	572,561
Rancho Cordova Special Tax, (Rancho Cordova Ranch Community Facilities District No. 2021-1 Area No. 2), 5.00%, 9/1/50(4)	750,000	763,332
Rancho Cordova Special Tax, (Rancho Cordova Ranch Community Facilities District No. 2021-1 Area No. 2), 5.00%, 9/1/54(4)	700,000	709,891
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (AMBAC)(1)	3,405,000	3,035,553
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.85%, 3/3/25	450,000	450,000
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.50%, 9/1/53	1,500,000	1,601,850
Rincon Valley Union School District GO, 4.00%, 8/1/49	915,000	910,389
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 05-8), 5.00%, 9/1/48	2,500,000	2,540,240
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/40	2,250,000	2,259,437
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/42	1,110,000	1,129,702
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/44	2,735,000	2,742,441
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/45	540,000	547,520
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,464,917
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	1,000,810
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,566,767
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	2,225,258
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	785,156
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 1), 5.00%, 9/1/54	1,270,000	1,309,643
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 2), 5.00%, 9/1/54	770,000	794,036
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,510,485
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,682,419
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,093,248
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,077,155
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/43	3,000,000	3,078,527
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	2,900,000	2,917,205
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/49	1,000,000	1,040,447
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	370,000	386,448
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,573,688
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/49	1,125,000	1,169,620
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/54	1,600,000	1,654,665
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/50	1,995,000	2,040,646
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/39	740,000	790,011
14

	Principal Amount/Shares	Value
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/44	$1,000,000	$1,042,493
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	494,969
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,565,257
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/32(2)	1,265,000	1,308,112
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/47(2)	6,500,000	6,584,512
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	905,603
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	1,000,000	1,030,831
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	593,882
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	1,275,000	1,300,550
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,161,795
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/39	1,390,000	1,441,324
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/44	3,230,000	3,319,324
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/45	495,000	459,946
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/50	650,000	581,479
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,893,073
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,650,758
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,032,794
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co., Inc.)	5,000,000	5,142,485
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/50	1,500,000	1,381,593
Sacramento Special Tax, (City of Sacramento CA Natomas Central Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,924,877
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/32(2)	300,000	309,310
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/47(2)	1,900,000	1,925,599
Sacramento Special Tax, (Sacramento Greenbriar Community Facs District No. 2018-03 Area No. 2), 5.00%, 9/1/49	1,000,000	1,011,117
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,206,222
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,392,340
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,394,291
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,066,736
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,355,256
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,684,591
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2014-2), 5.00%, 9/1/46	4,200,000	4,234,366
Sacramento County Airport System Rev., 5.25%, 7/1/54	3,250,000	3,600,138
Sacramento Municipal Utility District Rev., 5.00%, 8/15/53	4,000,000	4,341,626
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	2,000,000	2,182,692
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,997,311
San Bernardino Community College District GO, 5.00%, 8/1/49	5,000,000	5,384,827
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/42	700,000	655,305
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/48	1,000,000	890,994
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 6), 5.00%, 9/1/48	1,200,000	1,221,256
San Clemente Special Tax, (City of San Clemente CA-Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,554,454
15

	Principal Amount/Shares	Value
San Diego County COP, 5.00%, 10/1/53	$4,000,000	$4,315,586
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/43	1,255,000	1,184,787
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/48	1,250,000	1,136,770
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,070,962
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,157,348
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	8,898,777
San Diego Unified School District GO, 5.00%, 7/1/34(4)	1,000,000	1,184,896
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,735,797
San Diego Unified School District GO, 4.00%, 7/1/54	1,000,000	989,260
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,233,714
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,494,999
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/49	1,000,000	1,094,289
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/54	5,000,000	5,455,665
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33	780,000	780,699
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AGM)	1,000,000	1,084,459
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	7,000,000	7,749,638
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,915,000	1,915,955
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(1)	165,000	145,378
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NPFG)(1)	16,000,000	13,027,504
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NPFG)(1)	290,000	226,261
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(1)	1,335,000	880,293
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	632,406
San Mateo Foster City School District GO, 4.00%, 8/1/51	4,000,000	4,016,642
San Rafael City Elementary School District GO, 4.00%, 8/1/54	2,445,000	2,439,581
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	1,500,000	1,638,198
Saugus/Hart School Facilities Financing Authority Special Tax, (Saugus/Hart School Facilities Financing Authority Community Facs Dist No. 2006-1), 5.00%, 9/1/46	2,495,000	2,507,043
Sierra Joint Community College District GO, 4.00%, 8/1/53	4,000,000	4,014,428
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	22,000,000	11,882,451
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	4,615,624
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,389,228
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	933,528
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,259,826
South Tahoe Joint Powers Financing Authority Rev., (City of South Lake Tahoe CA), 5.25%, 10/1/53	3,000,000	3,290,900
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,095,284
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,043,405
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	2,500,000	2,660,489
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/48	3,750,000	3,970,396
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/53	2,000,000	2,119,442
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NPFG)(1)	1,800,000	1,716,529
State Center Community College District GO, 5.00%, 8/1/47	9,000,000	9,725,716
State of California GO, 5.25%, 10/1/45	1,070,000	1,196,407
State of California GO, 4.25%, 9/1/52	1,000,000	1,016,868
State of California GO, 5.00%, 9/1/53	1,000,000	1,087,668
State of California GO, 5.25%, 9/1/53	5,000,000	5,515,209
State of California GO, 5.50%, 8/1/54	750,000	852,433
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/45	1,115,000	1,004,209
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/50	1,500,000	1,309,650
16

	Principal Amount/Shares	Value
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	$2,500,000	$2,588,056
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,063,854
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	3,640,000	3,705,387
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/39	1,300,000	1,413,093
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/44	2,155,000	2,291,198
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	5,215,000	5,231,790
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,000,417
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,308,221
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(1)	8,730,000	1,643,934
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/49	950,000	990,551
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/54	875,000	909,815
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,021,285
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(1)	5,000,000	886,211
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	2,570,000	2,608,053
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	4,478,792
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/43	2,750,000	2,810,322
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/44	3,385,000	3,452,705
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/48	2,500,000	2,540,240
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	2,041,768
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,122,196
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/45	6,390,000	6,500,224
University of California Rev., 5.00%, 5/15/26	5,000,000	5,153,906
University of California Rev., 5.00%, 5/15/42	2,500,000	2,688,750
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,869,962
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,550,422
Victor Valley Community College District GO, (Victor Valley Community College District), 5.00%, 8/1/51	3,670,000	3,944,258
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,823,374
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,244,014
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	401,622
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	993,305
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	742,336
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	993,485
Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	919,560
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,074,583
West Contra Costa Unified School District GO, 4.00%, 8/1/54 (BAM)	1,325,000	1,310,055
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/49	750,000	773,307
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/54	885,000	908,369
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,366,020
17

	Principal Amount/Shares	Value
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	$2,350,000	$2,369,717
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/41	2,535,000	2,431,981
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/45	2,540,000	2,353,719
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,745,312
		1,643,484,885
Guam — 0.5%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,803,585
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,539,875
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,805,168
Guam Power Authority Rev., 5.00%, 10/1/30	1,005,000	1,083,905
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,510,744
		7,743,277
Puerto Rico — 0.5%
Puerto Rico GO, 5.375%, 7/1/25	1,950,410	1,961,295
Puerto Rico GO, 5.625%, 7/1/29	201,036	216,694
Puerto Rico GO, 5.75%, 7/1/31	195,264	218,152
Puerto Rico GO, 4.00%, 7/1/33	185,162	186,673
Puerto Rico GO, 4.00%, 7/1/35	166,436	166,984
Puerto Rico GO, 4.00%, 7/1/37	142,845	142,101
Puerto Rico GO, 4.00%, 7/1/41	194,215	187,197
Puerto Rico GO, 4.00%, 7/1/46	201,981	184,327
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(1)	238,285	169,050
Puerto Rico GO, VRN, 0.00%, 11/1/43	766,041	482,606
Puerto Rico GO, VRN, 0.00%, 11/1/51	2,077,084	1,129,415
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	15,092,000	3,752,031
		8,796,525
TOTAL MUNICIPAL SECURITIES (Cost $1,682,258,061)		1,660,024,687
AFFILIATED FUNDS(5) — 0.5%
American Century California Municipal Bond ETF (Cost $8,122,137)	160,300	8,094,942
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,690,380,198)		1,668,119,629
OTHER ASSETS AND LIABILITIES — 0.2%		3,854,154
TOTAL NET ASSETS — 100.0%		$1,671,973,783

18

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
SBBPA	–	Standby Bond Purchase Agreement
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $310,759,819, which represented 18.6% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
19

Statement of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $1,682,258,061)	$1,660,024,687
Investment securities - affiliated, at value (cost of $8,122,137)	8,094,942
Total investment securities, at value (cost of $1,690,380,198)	1,668,119,629
Cash	46,109
Receivable for investments sold	60,000
Receivable for capital shares sold	1,140,734
Interest receivable	22,735,888
1,692,102,360

Liabilities
Payable for investments purchased	16,154,010
Payable for capital shares redeemed	3,054,999
Accrued management fees	486,338
Distribution and service fees payable	20,225
Dividends payable	413,005
20,128,577

Net Assets	$1,671,973,783

Net Assets Consist of:
Capital paid in	$1,792,061,365
Distributable earnings (loss)	(120,087,582)
$1,671,973,783

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$768,900,493	78,389,321	$9.81
I Class	$813,581,524	82,991,428	$9.80
Y Class	$25,414,314	2,591,795	$9.81
A Class	$50,030,738	5,100,589	$9.81
C Class	$14,046,714	1,431,858	$9.81
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.27 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
20

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$34,064,665
Income distributions from affiliated funds	107,890
34,172,555
Expenses:
Management fees	3,119,235
Distribution and service fees:
A Class	59,575
C Class	78,577
Trustees' fees and expenses	46,907
Other expenses	282
3,304,576
Fees waived(1)	(9,873)
3,294,703

Net investment income (loss)	30,877,852

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,343,515)
Futures contract transactions	(137,444)
(3,480,959)

Change in net unrealized appreciation (depreciation) on:
Investments (including $(29,494) from affiliated funds)	(10,851,021)
Futures contracts	(9,728)
(10,860,749)

Net realized and unrealized gain (loss)	(14,341,708)

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,536,144
(1)Amount consists of $4,575, $4,753, $157, $292 and $96 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
21

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$30,877,852	$54,135,695
Net realized gain (loss)	(3,480,959)	(14,909,491)
Change in net unrealized appreciation (depreciation)	(10,860,749)	73,899,042
Net increase (decrease) in net assets resulting from operations	16,536,144	113,125,246

Distributions to Shareholders
From earnings:
Investor Class	(14,014,937)	(26,354,255)
I Class	(15,304,307)	(25,711,599)
Y Class	(518,752)	(215,677)
A Class	(835,931)	(1,741,538)
C Class	(215,382)	(440,812)
Decrease in net assets from distributions	(30,889,309)	(54,463,881)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	131,839,174	124,143,157

Net increase (decrease) in net assets	117,486,009	182,804,522

Net Assets
Beginning of period	1,554,487,774	1,371,683,252
End of period	$1,671,973,783	$1,554,487,774

See Notes to Financial Statements.
22

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

23

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended February 28, 2025.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

24

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $7,300,000 and $11,370,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2025 were $598,961,193 and $473,363,335, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	11,767,361	$115,886,852	15,880,819	$153,351,863
Issued in reinvestment of distributions	1,311,861	12,912,751	2,491,392	23,960,521
Redeemed	(8,796,556)	(86,404,769)	(14,990,481)	(143,232,356)
	4,282,666	42,394,834	3,381,730	34,080,028
I Class
Sold	20,936,322	206,026,527	34,127,262	327,687,693
Issued in reinvestment of distributions	1,442,828	14,198,211	2,475,761	23,799,705
Redeemed	(12,573,267)	(123,305,322)	(30,311,607)	(285,324,537)
	9,805,883	96,919,416	6,291,416	66,162,861
Y Class
Sold	159,434	1,571,830	3,241,971	31,947,919
Issued in reinvestment of distributions	50,324	495,712	22,082	213,962
Redeemed	(1,117,110)	(11,125,076)	(199,333)	(1,890,768)
	(907,352)	(9,057,534)	3,064,720	30,271,113
A Class
Sold	674,556	6,624,737	1,163,695	11,241,024
Issued in reinvestment of distributions	66,968	659,213	139,893	1,343,371
Redeemed	(379,604)	(3,728,433)	(1,957,373)	(18,997,273)
	361,920	3,555,517	(653,785)	(6,412,878)
C Class
Sold	232,522	2,299,339	304,584	2,963,756
Issued in reinvestment of distributions	21,511	211,888	44,171	424,592
Redeemed	(455,025)	(4,484,286)	(345,430)	(3,346,315)
	(200,992)	(1,973,059)	3,325	42,033
Net increase (decrease)	13,342,125	$131,839,174	12,087,406	$124,143,157

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended February 28, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$2,258	$5,866	—	$(29)	$8,095	160	—	$108
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

25

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,660,024,687	—
Affiliated Funds	$8,094,942	—	—
	$8,094,942	$1,660,024,687	—

9. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $41,683,242 futures contracts purchased and $9,249,984 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 28, 2025, the effect of interest rate risk derivative instruments on the Statement of Operations was $(137,444) in net realized gain (loss) on futures contract transactions and $(9,728) in change in net unrealized appreciation (depreciation) on futures contracts.

10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

26

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,690,608,805
Gross tax appreciation of investments	$27,342,227
Gross tax depreciation of investments	(49,831,403)
Net tax appreciation (depreciation) of investments	$(22,489,176)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2024, the fund had accumulated short-term capital losses of $(52,066,461) and accumulated long-term capital losses of $(41,751,173), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$9.89	0.18	(0.08)	0.10	(0.18)	$9.81	0.95%	0.49%	0.49%	3.75%	3.75%	29%	$768,900
2024	$9.46	0.37	0.43	0.80	(0.37)	$9.89	8.75%	0.50%	0.50%	3.84%	3.84%	56%	$733,179
2023	$9.79	0.35	(0.33)	0.02	(0.35)	$9.46	0.25%	0.50%	0.50%	3.67%	3.67%	73%	$668,857
2022	$11.30	0.31	(1.51)	(1.20)	(0.31)	$9.79	(10.74)%	0.49%	0.49%	2.96%	2.96%	73%	$744,087
2021	$10.86	0.32	0.44	0.76	(0.32)	$11.30	7.12%	0.49%	0.49%	2.91%	2.91%	25%	$941,838
2020	$11.10	0.34	(0.24)	0.10	(0.34)	$10.86	0.96%	0.50%	0.50%	3.15%	3.15%	57%	$860,867
I Class
2025(3)	$9.89	0.19	(0.09)	0.10	(0.19)	$9.80	1.15%	0.29%	0.29%	3.95%	3.95%	29%	$813,582
2024	$9.45	0.39	0.44	0.83	(0.39)	$9.89	8.97%	0.30%	0.30%	4.04%	4.04%	56%	$723,661
2023	$9.78	0.37	(0.33)	0.04	(0.37)	$9.45	0.44%	0.30%	0.30%	3.87%	3.87%	73%	$632,307
2022	$11.29	0.33	(1.51)	(1.18)	(0.33)	$9.78	(10.57)%	0.29%	0.29%	3.16%	3.16%	73%	$666,056
2021	$10.86	0.34	0.44	0.78	(0.35)	$11.29	7.24%	0.29%	0.29%	3.11%	3.11%	25%	$724,407
2020	$11.10	0.36	(0.24)	0.12	(0.36)	$10.86	1.17%	0.30%	0.30%	3.35%	3.35%	57%	$518,250
Y Class
2025(3)	$9.89	0.19	(0.08)	0.11	(0.19)	$9.81	1.16%	0.26%	0.26%	3.98%	3.98%	29%	$25,414
2024	$9.46	0.39	0.43	0.82	(0.39)	$9.89	8.89%	0.27%	0.27%	4.07%	4.07%	56%	$34,608
2023	$9.78	0.37	(0.32)	0.05	(0.37)	$9.46	0.58%	0.27%	0.27%	3.90%	3.90%	73%	$4,108
2022	$11.29	0.34	(1.51)	(1.17)	(0.34)	$9.78	(10.54)%	0.26%	0.26%	3.19%	3.19%	73%	$3,993
2021	$10.86	0.35	0.43	0.78	(0.35)	$11.29	7.28%	0.26%	0.26%	3.14%	3.14%	25%	$6
2020	$11.10	0.37	(0.24)	0.13	(0.37)	$10.86	1.21%	0.27%	0.27%	3.38%	3.38%	57%	$56
A Class
2025(3)	$9.89	0.17	(0.08)	0.09	(0.17)	$9.81	0.82%	0.74%	0.74%	3.50%	3.50%	29%	$50,031
2024	$9.46	0.35	0.43	0.78	(0.35)	$9.89	8.48%	0.75%	0.75%	3.59%	3.59%	56%	$46,883
2023	$9.79	0.33	(0.33)	—	(0.33)	$9.46	0.00%	0.75%	0.75%	3.42%	3.42%	73%	$50,999
2022	$11.30	0.29	(1.51)	(1.22)	(0.29)	$9.79	(10.96)%	0.74%	0.74%	2.71%	2.71%	73%	$59,508
2021	$10.86	0.30	0.44	0.74	(0.30)	$11.30	6.86%	0.74%	0.74%	2.66%	2.66%	25%	$65,969
2020	$11.10	0.31	(0.24)	0.07	(0.31)	$10.86	0.71%	0.75%	0.75%	2.90%	2.90%	57%	$58,148

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$9.89	0.14	(0.09)	0.05	(0.13)	$9.81	0.45%	1.49%	1.49%	2.75%	2.75%	29%	$14,047
2024	$9.46	0.27	0.43	0.70	(0.27)	$9.89	7.67%	1.50%	1.50%	2.84%	2.84%	56%	$16,157
2023	$9.79	0.26	(0.33)	(0.07)	(0.26)	$9.46	(0.75)%	1.50%	1.50%	2.67%	2.67%	73%	$15,412
2022	$11.30	0.21	(1.51)	(1.30)	(0.21)	$9.79	(11.63)%	1.49%	1.49%	1.96%	1.96%	73%	$16,564
2021	$10.86	0.21	0.44	0.65	(0.21)	$11.30	6.06%	1.49%	1.49%	1.91%	1.91%	25%	$22,196
2020	$11.10	0.23	(0.24)	(0.01)	(0.23)	$10.86	(0.04)%	1.50%	1.50%	2.15%	2.15%	57%	$24,391

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91770 2504

Semiannual Financial Statements and Other Information

February 28, 2025

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.1%
California — 98.8%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	$900,000	$910,030
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1) Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,774,612
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1) Special Tax, 5.00%, 9/2/31 (AGM)	1,395,000	1,470,209
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1) Special Tax, 5.00%, 9/2/32 (AGM)	490,000	515,581
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,300,926
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,570,806
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,058,442
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,637,377
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NPFG)(1)	9,000,000	6,233,074
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/31	2,000,000	2,300,194
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/32	2,350,000	2,740,804
Anaheim Public Financing Authority Rev., (City of Anaheim CA), 5.00%, 9/1/35 (BAM)	8,105,000	8,412,951
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,600,000	634,441
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	1,535,000	575,755
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	747,356
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	433,848
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	732,744
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	935,928
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,522,015
Bay Area Toll Authority Rev., 5.00%, 4/1/26	3,000,000	3,084,582
Bay Area Toll Authority Rev., 4.00%, 4/1/33	3,000,000	3,058,705
Bay Area Toll Authority Rev., 5.00%, 4/1/42	5,430,000	5,992,966
Bay Area Toll Authority Rev., VRDN, 1.35%, 3/3/25 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Bay Area Toll Authority Rev., VRDN, 1.35%, 3/3/25 (LOC: Barclays Bank PLC)	9,025,000	9,025,000
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,946,335
Bay Area Toll Authority Rev., VRN, 2.31%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,987,746
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,570,716
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,866,735
California Community Choice Financing Authority Rev., VRN, 2.31%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	20,000,000	18,902,634
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	11,158,451
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,899,922
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	6,900,000	7,382,512
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	7,055,132
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,640,000	5,042,703
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	14,410,000	15,323,866
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	4,330,000	4,710,758
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	10,010,000	10,908,152
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	4,355,000	4,802,143
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	291,443
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	846,387
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,358,303
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,666,751
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	1,955,000	2,027,552
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	965,102

	Principal Amount/Shares	Value
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/30	$450,000	$484,654
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	400,000	429,253
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/34	200,000	204,071
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/36	275,000	279,019
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	250,000	250,810
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	766,104
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,640,666
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 5/1/45	4,450,000	5,348,713
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	801,043
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	311,037
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	828,568
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	524,605
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	668,070
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,582,269
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/38	550,000	650,427
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/39	565,000	665,925
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	325,000	379,522
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,901,403
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,518,013
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/35	425,000	498,801
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/36	450,000	526,933
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/37	525,000	611,910
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/39	580,000	666,886
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/40	400,000	455,127
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/41	600,000	676,216
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	675,000	756,218
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/43	1,100,000	1,222,868
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/44	1,000,000	1,107,650
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39	650,000	700,913
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,785,226
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/34(3)	950,000	992,010
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(3)	1,000,000	1,015,947
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/33	400,000	463,208
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/34	300,000	350,770
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/35	325,000	379,157
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/36	450,000	523,101
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	500,000	578,151
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/38	500,000	575,904
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/39	450,000	514,359
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	300,000	339,707
California Health Facilities Financing Authority Rev., 4.00%, 4/1/45 (BAM-TCRS)	1,000,000	984,710
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/43	4,805,000	5,196,748
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,048,184
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,089,919
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,735,632
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	405,190
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,461,038
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	9,856,012

	Principal Amount/Shares	Value
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	$700,000	$778,184
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,109,139
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,328,107
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/37	1,600,000	1,837,619
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	3,025,351
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/38	1,165,000	1,333,035
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/39	1,000,000	1,136,727
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,775,085
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/40	1,100,000	1,236,437
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/41	1,250,000	1,391,213
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,254,980
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,188,033
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/30	1,730,000	1,789,156
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/31	1,300,000	1,343,021
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	8,000,000	9,481,328
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,462,011
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	9,000,000	10,043,678
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,540,311
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,758,979
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,526,033
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,780,372
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,034,710
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,561,136
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,112,234
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,431,333
California Housing Finance Agency Rev., 4.25%, 1/15/35	5,116,575	5,276,532
California Housing Finance Agency Rev., 3.50%, 11/20/35	12,063,455	11,770,042
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	5,000,000	5,056,113
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	6,670,000	6,721,372
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	1,850,000	1,824,709
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	10,000,000	10,236,584
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29	1,000,000	1,001,447
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,968,463
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	2,125,000	2,298,501
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	512,601
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	357,394
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	372,537
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	585,183
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	594,065

	Principal Amount/Shares	Value
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	$630,000	$636,237
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/39	200,000	224,587
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	653,251
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/40	255,000	284,271
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	425,038
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/41	290,000	319,689
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/42	250,000	273,158
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/43	400,000	434,548
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 2.56%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,491,005
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,169,952
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,731,960
California Municipal Finance Authority Rev., 5.00%, 12/1/40	600,000	669,912
California Municipal Finance Authority Rev., 4.00%, 12/1/43	2,100,000	2,041,918
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28	2,995,000	2,995,248
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28	595,000	595,286
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,165,106
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,013,387
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/27	300,000	312,980
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	158,539
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/29	225,000	237,337
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/30	225,000	236,849
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/31	200,000	209,969
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/32	225,000	235,599
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/33	225,000	235,092
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/34	250,000	260,478
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/35	225,000	234,058
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/36	250,000	259,657
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	775,000	803,640
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/38	300,000	310,602
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	5,994,832
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,247,723
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/31	270,000	298,463
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/33	600,000	670,669
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/35	660,000	737,972
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	720,000	800,954
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/39	950,000	1,047,101
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/40	525,000	574,038
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	2,560,000	2,437,854
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.15%, 3/3/25 (GA: Chevron Corp.)	325,000	325,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/26	4,210,000	4,306,834
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,197,232

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	$7,500,000	$7,879,565
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,234,808
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	767,210
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	446,200
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,135,814
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/30	785,000	782,198
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/31	1,635,000	1,624,740
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/32	1,700,000	1,683,344
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/34	1,240,000	1,216,360
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/35	500,000	487,614
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	199,459
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	103,983
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,601,879
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,012,554
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,799,826
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,442,604
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,785,646
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,135,721
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/27	300,000	299,311
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/29	740,000	737,812
California Municipal Finance Authority Rev., (County of Orange CA), 5.00%, 6/1/37	2,990,000	3,101,417
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,308,946
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,173,820
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,034,500
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,032,442
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,378,310
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,542,220
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,403,679
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,535,157
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,074,867
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,032,041
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,642,202
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	740,275
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,026,467
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/25	2,470,000	2,499,317
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/30	1,055,000	1,146,925
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/32	1,160,000	1,284,884
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/33	1,825,000	2,037,021
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/34	1,280,000	1,424,964
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/35	1,340,000	1,483,366
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/36	1,410,000	1,556,557
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/37	1,110,000	1,223,293
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/38	1,555,000	1,712,016
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/39	1,550,000	1,695,339
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/40	1,345,000	1,458,979
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/39	1,000,000	1,149,719
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/40	750,000	857,588
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/41	750,000	849,427

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/42	$1,250,000	$1,405,460
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/43	1,000,000	1,117,122
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/44	675,000	750,059
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/28	305,000	322,948
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/29	250,000	268,824
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/30	200,000	217,960
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/31	210,000	231,165
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/32	310,000	343,669
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/33	490,000	546,014
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/34	410,000	460,015
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/35	725,000	808,556
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/36	565,000	627,937
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	703,000
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,025,832
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,043,600
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	1,875,000	1,997,211
California Municipal Finance Authority Rev., (Wildomar Family Housing LP), VRN, 3.05%, 12/1/64	2,300,000	2,299,561
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(3)	1,455,000	1,451,079
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,521,838
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	1,000,000	983,389
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,533,911
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/35	1,320,000	1,299,826
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/36	585,000	587,349
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/41	1,610,000	1,551,926
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 5.75%, 9/1/42	1,500,000	1,624,392
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/39	400,000	427,682
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/44	750,000	787,800
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(3)	3,435,000	3,510,443
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(3)	2,000,000	2,074,415
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	750,000	790,840
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/33	500,000	509,364
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	1,000,000	1,014,133
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	796,579
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	795,000	786,294
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/25	925,000	929,627
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/27	1,070,000	1,119,651
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/28	700,000	745,728
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/29	625,000	676,719
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/30	750,000	824,184
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	4,000,000	4,345,128
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,668,215
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	2,000,000	2,363,196
California School Finance Authority Rev., 5.00%, 6/1/37(3)	240,000	242,219
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/39(3)	250,000	270,609
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	100,763
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	318,127
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,018,671
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	487,381

	Principal Amount/Shares	Value
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	$340,000	$367,223
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	505,000	512,918
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/35(3)	355,000	381,564
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/36(3)	375,000	402,889
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/37(3)	395,000	422,789
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	456,071
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/38(3)	415,000	443,020
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/39(3)	435,000	461,208
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/41(3)	480,000	500,907
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/43(3)	175,000	180,569
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/44(3)	185,000	190,070
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	606,129
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	150,605
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	152,708
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	165,639
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	380,000	397,765
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(3)	705,000	739,091
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	1,000,000	1,066,096
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(3)	695,000	730,496
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(3)	420,000	444,640
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(3)	440,000	447,203
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	235,000	235,331
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	381,359
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	675,965
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	634,137
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(3)	260,000	270,797
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(3)	255,000	257,694
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/39(3)	740,000	742,943
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33 (ST INTERCEPT)(3)	925,000	971,652
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	747,305
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	793,438
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	843,154
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	897,544
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	946,224
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,788,552
California State Public Works Board Rev., (State of California), 5.00%, 5/1/27	5,000,000	5,016,224
California State Public Works Board Rev., (State of California), 5.00%, 9/1/29	5,000,000	5,497,456
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	3,500,000	4,076,486
California State Public Works Board Rev., (State of California), 5.00%, 9/1/34	2,500,000	2,939,242
California State Public Works Board Rev., (State of California), 5.00%, 11/1/34	10,415,000	12,264,329
California State Public Works Board Rev., (State of California), 5.00%, 8/1/35	2,615,000	2,929,651
California State University Rev., 5.00%, 11/1/28	2,000,000	2,106,102
California State University Rev., 5.00%, 11/1/29	1,000,000	1,051,988
California State University Rev., 5.00%, 11/1/30	3,000,000	3,152,456
California State University Rev., 5.00%, 11/1/31	2,900,000	3,043,482
California State University Rev., 5.00%, 11/1/39	5,000,000	5,874,624
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,304,457
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/31 (AGM)	1,155,000	1,252,033
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/34 (AGM)	1,340,000	1,446,196

	Principal Amount/Shares	Value
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/38 (AGM)	$1,000,000	$1,058,029
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	750,000
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,016,724
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,618,358
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/25	300,000	302,171
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/26	325,000	334,821
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,932,132
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,096,087
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,039,387
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,277,245
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,981,208
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,293,726
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	696,206
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	720,153
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,382,082
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	657,154
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.00%, 2/15/26, Prerefunded at 100% of Par(2)	640,000	655,142
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,682,882
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	372,281
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/25	275,000	275,315
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/30	145,000	149,545
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/31	125,000	128,792
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/32	185,000	186,844
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	1,270,000	1,265,647
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	387,523
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	484,393
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,093,245
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,040,676
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,595,823
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,085,522
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 5.00%, 10/1/28	1,000,000	1,027,735
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 5.00%, 10/1/29	600,000	615,872
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 5.00%, 10/1/31	870,000	892,192
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	5,175,000	5,435,652
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/36	4,560,000	4,785,457

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/38	$3,825,000	$3,997,634
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/27	365,000	374,600
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/37	2,225,000	2,291,786
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	691,796
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, Series 2009-C3, 5.00%, 4/1/45	5,725,000	6,263,243
Carson Public Financing Authority Rev., (City of Carson CA Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,079,109
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	205,439
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	789,082
Cathedral City Redevelopment Successor Agency Tax Allocation, (Cathedral City Redevelopment Agency Successor Agency Merged Redevelopment Area), 5.00%, 8/1/25	550,000	554,560
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,492,828
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,211,881
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/48(1)	3,000,000	1,067,326
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/49(1)	1,000,000	339,600
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 4.00%, 9/1/29	350,000	354,715
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/34	655,000	709,875
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/39	835,000	899,591
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/44	795,000	828,782
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 8), 4.00%, 9/1/36	1,525,000	1,526,787
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	507,112
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,147,417
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,576,536
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,068,683
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	1,986,924
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(3)	230,000	241,178
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(3)	400,000	435,129
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(3)	385,000	411,297
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/26(3)	70,000	70,442
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/31(3)	150,000	152,242
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	4,010,840
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	583,955
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/39	500,000	541,140
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/44	725,000	763,270
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 4/1/40 (FNMA)	1,245,000	1,245,186
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 2.45%, 2/1/47(3)	1,900,000	1,611,941
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,819,384
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(3)	2,000,000	1,441,777

	Principal Amount/Shares	Value
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(3)	$7,895,000	$6,282,412
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(3)	705,000	218,051
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	227,498
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	252,243
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	277,027
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	266,549
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	301,564
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	500,991
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,337,335
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,247,493
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,822,341
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/36	200,000	200,202
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/38	1,290,000	1,375,686
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/43	2,280,000	2,372,889
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.00%, 9/1/37	955,000	1,021,655
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.25%, 9/1/42	2,000,000	2,136,143
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.00%, 9/1/38	785,000	839,516
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.125%, 9/1/43	1,265,000	1,334,830
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	407,261
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	695,477
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	520,324
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44	2,250,000	2,512,344
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	36,900,000	36,935,904
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,296,543
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,815,365
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/37	1,700,000	1,766,290
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	1,500,000	1,552,338
El Camino Community College District Fountation GO, 4.00%, 8/1/41	1,000,000	1,047,319
El Camino Community College District Fountation GO, 4.00%, 8/1/43	460,000	469,149
El Dorado Irrigation District COP, 5.00%, 3/1/40	150,000	169,790
El Dorado Irrigation District COP, 5.00%, 3/1/41	1,345,000	1,503,076
El Dorado Irrigation District COP, 5.00%, 3/1/43	1,950,000	2,144,498
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/47(1)	3,500,000	1,261,123
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	721,793
Elk Grove Finance Authority Special Tax, (City of Elk Grove CA Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,753,157
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30	400,000	445,618
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	430,000	486,065
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/32	530,000	606,794
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	500,000	579,080

	Principal Amount/Shares	Value
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34	$500,000	$585,130
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/36	545,000	548,743
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/26	1,120,000	1,153,158
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/39	1,000,000	1,079,814
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	875,000	914,899
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/35	1,690,000	1,703,995
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/39	1,200,000	1,302,217
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/44	1,000,000	1,058,379
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,117,220
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,003,561
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/36	2,230,000	2,250,421
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/32	245,000	248,138
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/36	550,000	551,904
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,221,778
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,573,174
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	326,309
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	365,673
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	260,475
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,463,000	3,608,093
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	1,725,000	1,719,059
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	6,361,000	6,384,575
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	569,517
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,990,005
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,694,344
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	694,311
Fremont Union High School District GO, 5.00%, 8/1/34	1,750,000	2,100,480
Fremont Union High School District GO, 5.00%, 8/1/35	2,000,000	2,391,480
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/26 (AGM)	1,650,000	1,692,603
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/28 (AGM)	1,400,000	1,464,090
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/29 (AGM)	1,000,000	1,043,648
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/30 (AGM)	1,350,000	1,407,916
Glendale Electric Rev., 5.00%, 2/1/45	5,600,000	5,989,840
Glendale Electric Rev., 5.00%, 2/1/46	800,000	854,210
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,005,917
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,189,288
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,113,385
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,979,013
Goleta Water District Rev., 5.00%, 9/1/31 (BAM)	400,000	455,976
Goleta Water District Rev., 5.00%, 9/1/33 (BAM)	200,000	233,271
Goleta Water District Rev., 5.00%, 9/1/34 (BAM)	425,000	497,787
Hanford Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,235,000	1,084,867
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	10,925,000	10,833,080
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,023,441
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,019,880
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,384,346
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,522,441
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,866,658
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,476,697
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	482,362
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	438,142

	Principal Amount/Shares	Value
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	$525,000	$573,960
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,036,888
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,392,357
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	1,450,000	1,456,488
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	899,152
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,505,064
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	517,782
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	243,760
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	516,970
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	515,995
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	308,594
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	878,316
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	512,096
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,677,657
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,778,052
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,550,070
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 5.25%, 5/1/43	2,500,000	2,551,492
Irvine Unified School District Special Tax, 4.00%, 9/1/27	1,735,000	1,760,762
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,306,056
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	1,002,258
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,512,439
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,704,088
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,053,856
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	652,485
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	388,209
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	371,388
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	423,568
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	574,467
Kentfield School District GO, 5.00%, 8/1/39(4)	1,010,000	1,146,211
Kentfield School District GO, 5.00%, 8/1/41(4)	980,000	1,096,906
Kentfield School District GO, 5.00%, 8/1/44(4)	360,000	395,522
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,312,486
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,147,417
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	354,886
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	338,070
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,336,545
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	605,296
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/36	930,000	933,734
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co., Inc.)	1,920,000	2,120,683
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,625,000	1,894,192
Long Beach Harbor Rev., 5.00%, 5/15/25, Prerefunded at 100% of Par(2)	900,000	903,960
Long Beach Harbor Rev., 5.00%, 5/15/39	410,000	411,264
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,503,555
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	801,963
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	601,418
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,252,685
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,620,625
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,173,356
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,113,616

	Principal Amount/Shares	Value
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 6.05%, 8/1/42	$3,200,000	$3,545,574
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,183,308
Los Angeles Community College District GO, 5.00%, 8/1/32	5,000,000	5,846,113
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,054,828
Los Angeles Community Facilities District Special Tax, (City of Los Angeles CA Community Facilities District No. 4 Playa Vista Phase 1), 5.00%, 9/1/30 (AGC)	775,000	863,384
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/42	1,800,000	1,893,832
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	10,000,000	10,062,388
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,378,861
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.25%, 12/1/44	2,000,000	2,273,240
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,738,470
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,722,629
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,413,615
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,307,744
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,567,667
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,484,502
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,012,725
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,637,802
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	7,000,000	7,627,835
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,699,956
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,883,781
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/39	5,000,000	5,649,651
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/43	8,150,000	8,683,977
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.46%, 3/3/25 (SBBPA: Royal Bank of Canada)	11,125,000	11,125,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.62%, 3/3/25 (SBBPA: Bank of America N.A.)	3,275,000	3,275,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,778,488
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,276,370
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/29	6,030,000	6,347,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	3,775,000	4,233,880
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	3,000,000	3,328,188
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,602,543
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	1,933,006
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	2,014,646
Los Angeles Unified School District COP, 5.00%, 10/1/25	730,000	739,689
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,584,509
Los Angeles Unified School District GO, 5.00%, 7/1/27	2,345,000	2,482,114
Los Angeles Unified School District GO, 5.00%, 7/1/28	1,750,000	1,893,539
Los Angeles Unified School District GO, 5.00%, 7/1/33	2,300,000	2,705,145
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,692,190
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,436,906
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,719,038
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,594,912
Los Rios Community College District GO, 5.00%, 8/1/26	3,250,000	3,359,930
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,148,039
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,038,797
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,181,474
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	5,029,025
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 5), 4.00%, 9/1/36	500,000	498,661
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/25	2,000,000	2,019,535

	Principal Amount/Shares	Value
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	$1,600,000	$1,858,171
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,965,437
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,326,571
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,150,245
Metropolitan Water District of Southern California Rev., VRDN, 1.06%, 3/7/25 (SBBPA: Bank of America N.A.)	1,000,000	1,000,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,089,226
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,126,651
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,351,854
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,355,198
Monterey Peninsula Community College District GO, 4.00%, 8/1/42	445,000	455,776
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	888,299
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	657,098
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/36	750,000	753,867
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/41	1,625,000	1,577,604
Mount San Antonio Community College District GO, 5.00%, 8/1/41	1,455,000	1,679,414
Mount San Antonio Community College District GO, 5.00%, 8/1/42	2,900,000	3,315,521
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,516,216
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(1)	7,495,000	6,379,082
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,870,333
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,223,896
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,196,510
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,491,252
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,800,876
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/25	750,000	762,250
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,876,039
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,512,969
New Hampshire Business Finance Authority Rev., VRN, 3.93%, 7/20/39	6,111,689	5,914,550
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	253,716
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.25%, 12/1/42	3,250,000	3,565,225
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	10,000,000	10,714,756
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/38	500,000	594,244
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/39	1,000,000	1,180,072
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,026,813
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,025,957
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,901,849
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,872,113
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,940,204
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,442,964
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,201,635
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	656,461
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,185,000	1,220,109
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AGM)	1,500,000	1,719,761
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AGM)	2,250,000	2,554,112
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/39	500,000	539,497
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/44	500,000	523,614
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	325,895
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	343,392
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	233,395
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.00%, 9/1/38	1,200,000	1,297,779

	Principal Amount/Shares	Value
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.25%, 9/1/43	$1,000,000	$1,070,168
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/32	550,000	587,516
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/33	575,000	616,618
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/34	605,000	653,272
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	1,150,000	1,236,137
Ontario Montclair School District GO, 4.00%, 8/1/48	3,000,000	3,009,067
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	285,192
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	620,296
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	646,051
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	946,756
Orange County Airport Rev., 5.00%, 7/1/25(2)	1,000,000	1,007,666
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,032,606
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,049,235
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,273,358
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	2,575,000	2,631,018
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/37	1,300,000	1,397,589
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,759,410
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,287,295
Orange County Sanitation District Rev., 5.00%, 2/1/36	6,130,000	6,245,901
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,385,095
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,835,307
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/25 (AGM)	2,000,000	2,003,002
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/26 (AGM)	3,690,000	3,695,023
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/28 (AGM)	1,515,000	1,517,424
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/32 (AGM)	2,500,000	2,503,505
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/33 (AGM)	1,000,000	1,001,394
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,108,505
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,303,293
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,785,572
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	365,851
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NPFG)	2,150,000	2,233,938
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NPFG)	2,075,000	2,156,547
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NPFG)	1,215,000	1,260,661
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	653,283
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	480,214
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	708,396
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	3,757,102
Palomar Health GO, (Palomar Health Obligated Group), 5.00%, 8/1/28	1,340,000	1,351,156
Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,741,207
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,445,447
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	4,080,000	3,675,132
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	1,977,974
Pasadena Area Community College District GO, 5.00%, 8/1/48	3,320,000	3,593,618
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/40(1)	1,000,000	537,288
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/41(1)	1,000,000	508,680
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/42(1)	1,000,000	479,474
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	2,984,247
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,143,140

	Principal Amount/Shares	Value
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	$785,000	$859,416
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	328,557
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	474,565
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	595,645
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,302,067
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	3,970,498
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AGM)	3,340,000	3,450,076
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,097,075
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,335,151
Pomona Unified School District GO, 6.55%, 8/1/29 (NPFG)	640,000	700,397
Pomona Unified School District GO, 5.00%, 8/1/42	150,000	171,362
Pomona Unified School District GO, 5.00%, 8/1/43	200,000	226,669
Pomona Unified School District GO, 5.00%, 8/1/44	400,000	450,258
Pomona Unified School District GO, 5.00%, 8/1/45	750,000	836,704
Pomona Unified School District GO, 5.00%, 8/1/46	250,000	277,766
Port of Los Angeles Rev., 5.00%, 8/1/41	665,000	762,887
Port of Los Angeles Rev., 5.00%, 8/1/42	500,000	568,596
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,232,440
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,582,753
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,676,087
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/31	1,775,000	2,021,122
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/32	1,000,000	1,154,378
Rancho Santa Fe Community Services District Special Tax, (Rancho Santa Fe Community Services District Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,545,315
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,647,471
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(1)	3,305,000	2,744,386
Redwood City School District GO, 5.00%, 8/1/38	200,000	232,556
Redwood City School District GO, 5.00%, 8/1/39	250,000	289,263
Redwood City School District GO, 5.00%, 8/1/40	350,000	401,596
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,090,977
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,357,951
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,048,617
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	6,905,697
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.85%, 3/3/25	150,000	150,000
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	363,623
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	404,311
Rio Hondo Community College District GO, Capital Appreciation, 0.00%, 8/1/36(1)	6,400,000	4,316,212
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/27 (AGM)	250,000	264,502
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/28 (AGM)	500,000	539,151
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/34 (AGM)	1,000,000	1,171,151
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/35 (AGM)	1,325,000	1,554,352
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/36 (AGM)	1,000,000	1,167,280
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/37 (AGM)	750,000	870,351
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,532,549
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,820,000	1,807,559

	Principal Amount/Shares	Value
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	$465,000	$425,359
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	477,959
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	830,218
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,242,896
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,645,596
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,432,852
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	1,952,957
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,341,997
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,005,502
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,475,757
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/36	1,000,000	1,035,973
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/37	1,100,000	1,139,298
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/38	1,000,000	1,035,483
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/44	565,000	594,824
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/38	250,000	270,110
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/43	425,000	447,624
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/34	250,000	271,291
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/39	1,000,000	1,073,270
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	550,000	575,976
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/40	1,260,000	1,315,076
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,108,260
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,070,506
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,438,735
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,284,427
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,076,520
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	352,819
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,723,787
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,290,487
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 3.00%, 9/1/25	450,000	448,855
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/27	570,000	580,105
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/29	710,000	728,870
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/30	265,000	272,513
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/31	220,000	225,776
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/32	315,000	322,494
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/34	560,000	570,167
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/36	660,000	667,492
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/41	1,000,000	989,546
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,549,663

	Principal Amount/Shares	Value
Sacramento County Airport System Rev., 5.00%, 7/1/34	$1,000,000	$1,067,298
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,190,855
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,065,680
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	22,297,247
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	2,000,000	2,022,650
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,741,088
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	6,913,546
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,348,708
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,346,793
Sacramento Municipal Utility District Rev., 5.00%, 11/15/40	890,000	1,034,219
Sacramento Municipal Utility District Rev., 5.00%, 11/15/41	4,350,000	4,977,852
Sacramento Municipal Utility District Rev., 5.00%, 11/15/42	1,000,000	1,131,989
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,374,349
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,416,524
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,055,747
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,065,272
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	859,211
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,293,390
San Carlos School District GO, 5.00%, 10/1/37	495,000	584,428
San Carlos School District GO, 5.00%, 10/1/38	430,000	505,800
San Carlos School District GO, 5.00%, 10/1/38	750,000	882,208
San Carlos School District GO, 5.00%, 10/1/39	275,000	321,462
San Carlos School District GO, 5.00%, 10/1/39	335,000	391,599
San Carlos School District GO, 5.00%, 10/1/40	250,000	291,276
San Carlos School District GO, 5.00%, 10/1/40	400,000	466,042
San Carlos School District GO, 5.00%, 10/1/41	400,000	461,560
San Carlos School District GO, 5.00%, 10/1/42	300,000	343,371
San Carlos School District GO, 5.00%, 10/1/42	500,000	572,284
San Carlos School District GO, 5.00%, 10/1/43	400,000	454,143
San Carlos School District GO, 5.00%, 10/1/44	500,000	563,766
San Diego Community College District GO, (San Diego Community College District), 4.00%, 8/1/42	2,000,000	2,059,824
San Diego Community College District GO, (San Diego Community College District), 4.00%, 8/1/43	1,800,000	1,841,034
San Diego County COP, 5.00%, 10/1/48	4,735,000	5,148,558
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	683,987
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,051,200
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	892,592
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,048,967
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	733,571
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,046,821
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,078,674
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,504,225
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,271,247
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,399,460
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,498,056
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,223,954
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,033,541
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility Rev.), 5.00%, 5/15/28	10,000,000	10,289,783
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility Rev.), 5.00%, 8/1/38	5,000,000	5,314,658
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility Rev.), 5.00%, 5/15/39	1,800,000	2,044,994
San Diego Unified School District GO, 5.00%, 7/1/31(4)	500,000	568,341
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,384,028
San Diego Unified School District GO, 5.00%, 7/1/34(4)	1,000,000	1,175,954
San Diego Unified School District GO, 5.00%, 7/1/36(4)	500,000	581,471
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	789,951

	Principal Amount/Shares	Value
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	$5,000,000	$5,618,782
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,446,387
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,511,198
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,481,143
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	1,000,000	1,154,512
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,494,999
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,133,893
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,611,555
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/26	425,000	425,709
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/27	550,000	550,677
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/28	370,000	370,456
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/29 (AGC)	1,980,000	2,165,895
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/30 (AGC)	1,095,000	1,217,705
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31	400,000	400,419
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31 (AGC)	1,095,000	1,234,949
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/32 (AGC)	1,250,000	1,426,094
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33 (AGC)	1,290,000	1,488,411
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/34 (AGC)	2,900,000	3,378,034
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AGC)	1,150,000	1,350,126
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/36 (AGC)	1,240,000	1,450,011
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/37 (AGC)	2,160,000	2,517,638
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/38 (AGC)	3,080,000	3,575,559
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/39 (AGC)	645,000	746,876
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/40 (AGC)	685,000	785,369
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,058,509
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/48	7,000,000	7,799,067
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	849,114
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,565,673
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	8,150,894
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,801,510
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,452,825
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	981,251
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,045,000	1,045,521
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	5,063,361
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	151,460
San Luis Obispo County Financing Authority Rev., (County of San Luis Obispo CA), 5.50%, 11/15/47	4,000,000	4,418,147
San Mateo County Transit District Rev., (San Mateo County Transit District Sales Tax Rev.), 3.375%, 6/1/34	5,835,000	5,843,346
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,148,477
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,140,617
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,053,847
San Mateo Foster City Public Financing Authority Rev., (Estero Municipal Improvement District), 5.00%, 8/1/25(2)	3,940,000	3,979,813

	Principal Amount/Shares	Value
San Mateo Foster City School District GO, 5.00%, 8/1/40	$1,000,000	$1,132,634
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,294,409
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,024,183
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/28	1,345,000	1,443,404
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/29	1,345,000	1,468,538
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/31	335,000	377,141
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	778,440
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,359,340
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,346,817
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/29	1,515,000	1,663,513
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/31	845,000	924,928
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/33	840,000	916,136
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/35	2,035,000	2,211,949
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/38	1,000,000	1,081,094
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,084,063
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,332,939
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,854,201
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,513,186
Santa Monica Redevelopment Agency Tax Allocation, (Santa Monica Redevelopment Agency Successor Agy Earthquake Recovery Redev Proj), 5.875%, 7/1/42	1,000,000	1,002,167
Santa Paula Special Tax, (City of Santa Paula CA Harvest Community Facilities District No. 1 Area A), 5.00%, 9/1/40	1,000,000	1,051,629
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/31 (AGM)	2,090,000	2,280,951
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/32 (AGM)	1,900,000	2,067,224
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/33 (AGM)	2,000,000	2,079,307
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/34 (AGM)	600,000	620,590
Sierra Joint Community College District GO, 4.00%, 8/1/48	4,000,000	4,041,256
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NPFG)	715,000	718,753
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NPFG)	1,100,000	1,135,860
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NPFG)	1,325,000	1,364,179
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,340
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	471,080
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	70,000	76,251
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,196,499
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,600,654
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	80,000	87,144
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/37	1,935,000	2,200,603
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/38	1,400,000	1,583,454
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,133,240
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,023,838
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,209,898
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,412,615
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	867,670
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	6,000,000	6,385,174
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/48	6,250,000	6,617,327
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,347,317
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,316,615
State Center Community College District GO, 5.00%, 8/1/47	6,000,000	6,483,811
State of California GO, 5.00%, 9/1/25	10,000,000	10,123,408
State of California GO, 5.00%, 9/1/28	10,000,000	10,784,346
State of California GO, 5.00%, 11/1/28	5,000,000	5,408,566
State of California GO, 5.00%, 9/1/31	3,685,000	4,184,202
State of California GO, 5.00%, 8/1/33	7,000,000	8,138,990

	Principal Amount/Shares	Value
State of California GO, 4.00%, 3/1/37	$10,100,000	$10,487,489
State of California GO, 4.00%, 9/1/37	1,250,000	1,328,770
State of California GO, 4.00%, 3/1/38	5,000,000	5,180,083
State of California GO, 5.00%, 4/1/38	3,500,000	3,768,458
State of California GO, 5.00%, 9/1/38	5,000,000	5,754,371
State of California GO, 4.00%, 10/1/39	9,500,000	9,852,264
State of California GO, 4.00%, 10/1/41	6,595,000	6,753,010
State of California GO, 4.00%, 4/1/42	7,500,000	7,651,696
State of California GO, 4.00%, 9/1/42	1,000,000	1,021,285
State of California GO, 5.00%, 9/1/42	2,025,000	2,116,944
State of California GO, 5.00%, 9/1/42	4,000,000	4,430,736
State of California GO, 5.25%, 10/1/45	1,430,000	1,598,936
Stockton Public Financing Authority Rev., (City of Stockton CA Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,079,278
Stockton Public Financing Authority Rev., (City of Stockton CA Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,075,108
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,548,537
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,857,719
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,881,736
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,027,600
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	1,110,000	1,300,249
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	2,375,000	2,782,064
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	850,000	991,661
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	1,325,000	1,545,824
Stockton Unified School District GO, 5.00%, 8/1/39 (AGM)	1,000,000	1,153,016
Stockton Unified School District GO, 5.00%, 8/1/40 (AGM)	500,000	571,711
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/29	225,000	237,697
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/31	330,000	353,955
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/32	385,000	414,886
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/33	445,000	481,541
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	531,178
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,224,347
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	807,828
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	791,107
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/27 (AGM)	1,060,000	1,122,265
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/28 (AGM)	1,130,000	1,218,631
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/30	1,000,000	1,064,833
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/28	425,000	441,304
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/33	3,220,000	3,336,194
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/38	3,270,000	3,381,397
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.25%, 9/1/38	700,000	753,946
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.625%, 9/1/43	1,400,000	1,503,371
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/26	1,185,000	1,212,071
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/28	1,310,000	1,362,568
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	800,000	842,318

	Principal Amount/Shares	Value
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	$1,440,000	$1,511,428
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	750,000	785,024
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/32	1,000,000	1,047,643
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/33	815,000	849,412
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/34	300,000	312,022
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/35	300,000	311,344
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	700,000	729,481
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/38	320,000	329,220
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	1,000,000	1,035,245
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	343,719
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	599,972
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	449,821
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	769,849
Tustin Community Facilities District Special Tax, (City of Tustin CA Community Facilities District No. 06-1), 5.00%, 9/1/28	1,000,000	1,009,073
Tustin Community Facilities District Special Tax, (City of Tustin CA Community Facilities District No. 06-1), 5.00%, 9/1/30	1,000,000	1,008,760
University of California Rev., 4.00%, 5/15/26	2,415,000	2,460,950
University of California Rev., 5.00%, 5/15/26	13,000,000	13,400,156
University of California Rev., 5.00%, 5/15/29	14,500,000	15,923,410
University of California Rev., 5.00%, 5/15/35	10,000,000	11,579,716
University of California Rev., 5.25%, 5/15/37	5,000,000	6,009,384
University of California Rev., 5.00%, 5/15/42	2,500,000	2,688,750
University of California Rev., 5.00%, 5/15/43	7,500,000	8,297,278
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,094,465
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,578,714
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,537,825
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,005,346
Walnut Energy Center Authority Rev., 5.00%, 1/1/26	2,425,000	2,473,448
Walnut Energy Center Authority Rev., 5.00%, 1/1/27	1,645,000	1,718,307
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	174,401
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	231,503
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	344,743
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	571,299
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	784,345
Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	309,510
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	256,446
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	229,485
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	400,000	472,052
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	2,000,000	2,360,261
West Contra Costa Unified School District GO, 4.00%, 8/1/40 (BAM)	1,000,000	1,039,816
West Contra Costa Unified School District GO, 4.00%, 8/1/41 (BAM)	900,000	929,591
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,143,720
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,859,234
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,182,071
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	2,030,839
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	4,018,341

	Principal Amount/Shares	Value
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/44	$385,000	$401,360
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,802,398
Yosemite Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/42	1,410,000	1,211,172
		2,022,166,824
Guam — 0.2%
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/30	100,000	108,591
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/31	100,000	109,601
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/32	100,000	110,113
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/33	100,000	110,434
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	351,933
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	511,569
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	935,926
Guam Power Authority Rev., 5.00%, 10/1/26	450,000	462,447
Guam Power Authority Rev., 5.00%, 10/1/27	300,000	313,120
Guam Power Authority Rev., 5.00%, 10/1/28	300,000	317,230
Guam Power Authority Rev., 5.00%, 10/1/29	400,000	427,444
Guam Power Authority Rev., 5.00%, 10/1/30	150,000	161,777
		3,920,185
Puerto Rico — 0.1%
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,662,019	903,723
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	10,000,000	2,486,106
		3,389,829
TOTAL MUNICIPAL SECURITIES (Cost $2,016,992,262)		2,029,476,838
AFFILIATED FUNDS(5) — 0.3%
American Century California Municipal Bond ETF (Cost $6,067,506)	120,200	6,069,944
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $2,023,059,768)		2,035,546,782
OTHER ASSETS AND LIABILITIES — 0.6%		11,658,249
TOTAL NET ASSETS — 100.0%		$2,047,205,031

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
SBBPA	–	Standby Bond Purchase Agreement
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $77,937,176, which represented 3.8% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $2,016,992,262)	$2,029,476,838
Investment securities - affiliated, at value (cost of $6,067,506)	6,069,944
Total investment securities, at value (cost of $2,023,059,768)	2,035,546,782
Cash	5,163
Receivable for capital shares sold	350,437
Interest receivable	23,472,681
2,059,375,063

Liabilities
Payable for investments purchased	7,458,212
Payable for capital shares redeemed	3,338,937
Accrued management fees	485,555
Distribution and service fees payable	5,017
Dividends payable	882,311
12,170,032

Net Assets	$2,047,205,031

Net Assets Consist of:
Capital paid in	$2,096,681,732
Distributable earnings (loss)	(49,476,701)
$2,047,205,031

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$594,776,644	52,947,255	$11.23
I Class	$1,038,334,811	92,411,269	$11.24
Y Class	$397,659,244	35,387,470	$11.24
A Class	$13,185,327	1,173,065	$11.24
C Class	$3,249,005	288,963	$11.24
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.77 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$34,486,206
Income distributions from affiliated funds	93,953
34,580,159

Expenses:
Management fees	3,170,938
Distribution and service fees:
A Class	17,492
C Class	14,620
Trustees' fees and expenses	59,420
Other expenses	325
3,262,795
Fees waived(1)	(8,045)
3,254,750

Net investment income (loss)	31,325,409

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,355,275)
Futures contract transactions	(11,701)
(1,366,976)

Change in net unrealized appreciation (depreciation) on:
Investments (including $(3,109) from affiliated funds)	(4,796,179)
Futures contracts	(13,082)
(4,809,261)

Net realized and unrealized gain (loss)	(6,176,237)

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,149,172
(1)Amount consists of $2,369, $4,181, $1,428, $55 and $12 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$31,325,409	$56,878,650
Net realized gain (loss)	(1,366,976)	(7,763,402)
Change in net unrealized appreciation (depreciation)	(4,809,261)	54,260,510
Net increase (decrease) in net assets resulting from operations	25,149,172	103,375,758

Distributions to Shareholders
From earnings:
Investor Class	(8,795,215)	(18,643,077)
I Class	(16,554,897)	(32,064,326)
Y Class	(5,742,319)	(9,738,030)
A Class	(188,320)	(402,509)
C Class	(28,582)	(64,299)
Decrease in net assets from distributions	(31,309,333)	(60,912,241)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	20,130,995	(38,520,680)

Net increase (decrease) in net assets	13,970,834	3,942,837

Net Assets
Beginning of period	2,033,234,197	2,029,291,360
End of period	$2,047,205,031	$2,033,234,197

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.  Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended February 28, 2025.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,325,000 and $2,115,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2025 were $615,846,467 and $596,363,832, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,742,120	$42,073,119	5,439,356	$59,930,951
Issued in reinvestment of distributions	696,500	7,818,664	1,483,818	16,476,990
Redeemed	(5,240,979)	(58,840,643)	(14,299,256)	(158,493,411)
	(802,359)	(8,948,860)	(7,376,082)	(82,085,470)
I Class
Sold	13,155,599	147,706,221	46,560,482	514,380,608
Issued in reinvestment of distributions	1,429,352	16,047,221	2,707,863	30,090,366
Redeemed	(20,072,352)	(224,653,040)	(42,668,074)	(466,565,971)
	(5,487,401)	(60,899,598)	6,600,271	77,905,003
Y Class
Sold	13,078,440	146,483,856	10,728,133	118,492,613
Issued in reinvestment of distributions	178,112	2,000,077	300,660	3,341,656
Redeemed	(5,118,956)	(57,405,306)	(13,903,443)	(153,985,561)
	8,137,596	91,078,627	(2,874,650)	(32,151,292)
A Class
Sold	44,364	501,112	218,925	2,404,817
Issued in reinvestment of distributions	15,735	176,734	33,916	376,871
Redeemed	(200,999)	(2,263,936)	(307,143)	(3,406,416)
	(140,900)	(1,586,090)	(54,302)	(624,728)
C Class
Sold	64,609	732,039	13,763	154,414
Issued in reinvestment of distributions	2,545	28,582	5,785	64,223
Redeemed	(24,386)	(273,705)	(160,897)	(1,782,830)
	42,768	486,916	(141,349)	(1,564,193)
Net increase (decrease)	1,749,704	$20,130,995	(3,846,112)	$(38,520,680)

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended February 28, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$5,056	$1,017	—	$(3)	$6,070	120	—	$94
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,029,476,838	—
Affiliated Funds	$6,069,944	—	—
	$6,069,944	$2,029,476,838	—

9. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $49,492,250 futures contracts purchased and $12,564,542 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 28, 2025, the effect of interest rate risk derivative instruments on the Statement of Operations was $(11,701) in net realized gain (loss) on futures contract transactions and $(13,082) in change in net unrealized appreciation (depreciation) on futures contracts.

10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,023,062,381
Gross tax appreciation of investments	$30,115,670
Gross tax depreciation of investments	(17,631,269)
Net tax appreciation (depreciation) of investments	$12,484,401

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2024, the fund had accumulated short-term capital losses of $(28,705,844) and accumulated long-term capital losses of $(31,545,318), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$11.27	0.16	(0.04)	0.12	(0.16)	—	(0.16)	$11.23	1.20%	0.46%	0.46%	2.95%	2.95%	29%	$594,777
2024	$11.01	0.30	0.28	0.58	(0.32)	—	(0.32)	$11.27	5.38%	0.47%	0.47%	2.72%	2.72%	64%	$605,505
2023	$11.14	0.29	(0.13)	0.16	(0.29)	—	(0.29)	$11.01	1.46%	0.47%	0.47%	2.62%	2.62%	79%	$672,918
2022	$12.28	0.23	(1.13)	(0.90)	(0.23)	(0.01)	(0.24)	$11.14	(7.38)%	0.46%	0.46%	2.00%	2.00%	69%	$757,454
2021	$12.17	0.26	0.11	0.37	(0.26)	—	(0.26)	$12.28	3.04%	0.46%	0.46%	2.10%	2.10%	30%	$917,539
2020	$12.23	0.27	(0.04)	0.23	(0.27)	(0.02)	(0.29)	$12.17	1.93%	0.47%	0.47%	2.26%	2.26%	40%	$887,525
I Class
2025(3)	$11.27	0.17	(0.03)	0.14	(0.17)	—	(0.17)	$11.24	1.30%	0.26%	0.26%	3.15%	3.15%	29%	$1,038,335
2024	$11.01	0.33	0.28	0.61	(0.35)	—	(0.35)	$11.27	5.59%	0.27%	0.27%	2.92%	2.92%	64%	$1,103,078
2023	$11.15	0.31	(0.14)	0.17	(0.31)	—	(0.31)	$11.01	1.57%	0.27%	0.27%	2.82%	2.82%	79%	$1,005,299
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.19)%	0.26%	0.26%	2.20%	2.20%	69%	$1,028,424
2021	$12.17	0.28	0.12	0.40	(0.28)	—	(0.28)	$12.29	3.33%	0.26%	0.26%	2.30%	2.30%	30%	$932,636
2020	$12.23	0.30	(0.04)	0.26	(0.30)	(0.02)	(0.32)	$12.17	2.05%	0.27%	0.27%	2.46%	2.46%	40%	$838,639
Y Class
2025(3)	$11.27	0.18	(0.03)	0.15	(0.18)	—	(0.18)	$11.24	1.31%	0.23%	0.23%	3.18%	3.18%	29%	$397,659
2024	$11.01	0.33	0.28	0.61	(0.35)	—	(0.35)	$11.27	5.63%	0.24%	0.24%	2.95%	2.95%	64%	$307,065
2023	$11.15	0.32	(0.14)	0.18	(0.32)	—	(0.32)	$11.01	1.60%	0.24%	0.24%	2.85%	2.85%	79%	$331,733
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.16)%	0.23%	0.23%	2.23%	2.23%	69%	$252,327
2021	$12.18	0.29	0.11	0.40	(0.29)	—	(0.29)	$12.29	3.37%	0.23%	0.23%	2.33%	2.33%	30%	$263,120
2020	$12.23	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)	$12.18	2.17%	0.24%	0.24%	2.49%	2.49%	40%	$252,098
A Class
2025(3)	$11.27	0.15	(0.03)	0.12	(0.15)	—	(0.15)	$11.24	1.07%	0.71%	0.71%	2.70%	2.70%	29%	$13,185
2024	$11.01	0.28	0.28	0.56	(0.30)	—	(0.30)	$11.27	5.12%	0.72%	0.72%	2.47%	2.47%	64%	$14,811
2023	$11.15	0.26	(0.14)	0.12	(0.26)	—	(0.26)	$11.01	1.12%	0.72%	0.72%	2.37%	2.37%	79%	$15,071
2022	$12.29	0.20	(1.13)	(0.93)	(0.20)	(0.01)	(0.21)	$11.15	(7.60)%	0.71%	0.71%	1.75%	1.75%	69%	$16,499
2021	$12.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$12.29	2.79%	0.71%	0.71%	1.85%	1.85%	30%	$23,015
2020	$12.24	0.24	(0.04)	0.20	(0.24)	(0.02)	(0.26)	$12.18	1.68%	0.72%	0.72%	2.01%	2.01%	40%	$20,507

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$11.27	0.11	(0.03)	0.08	(0.11)	—	(0.11)	$11.24	0.70%	1.46%	1.46%	1.95%	1.95%	29%	$3,249
2024	$11.02	0.19	0.27	0.46	(0.21)	—	(0.21)	$11.27	4.33%	1.47%	1.47%	1.72%	1.72%	64%	$2,776
2023	$11.15	0.18	(0.13)	0.05	(0.18)	—	(0.18)	$11.02	0.45%	1.47%	1.47%	1.62%	1.62%	79%	$4,270
2022	$12.29	0.12	(1.13)	(1.01)	(0.12)	(0.01)	(0.13)	$11.15	(8.30)%	1.46%	1.46%	1.00%	1.00%	69%	$4,631
2021	$12.18	0.14	0.10	0.24	(0.13)	—	(0.13)	$12.29	2.02%	1.46%	1.46%	1.10%	1.10%	30%	$7,603
2020	$12.24	0.15	(0.04)	0.11	(0.15)	(0.02)	(0.17)	$12.18	0.92%	1.47%	1.47%	1.26%	1.26%	40%	$11,531

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91773 2504

Semiannual Financial Statements and Other Information

February 28, 2025

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.0%
California — 99.0%
Abag Finance Authority for Nonprofit Corps. Rev., (Lakeside Village Apartments), VRDN, 1.00%, 3/7/25 (LOC: FHLMC)(LIQ FAC: FHLMC)	$650,000	$650,000
Anaheim Housing & Public Improvements Authority Rev., (City of Anaheim CA Water System Rev.), VRDN, 1.05%, 3/3/25 (LOC: Bank of America N.A.)	100,000	100,000
Bay Area Toll Authority Rev., VRDN, 1.35%, 3/3/25 (LOC: Barclays Bank PLC)	1,670,000	1,670,000
California Educational Facilities Authority Rev., (California Institute of Technology), VRDN, 0.83%, 3/7/25	250,000	250,000
California Educational Facilities Authority Rev., (California Institute of Technology), VRDN, 0.95%, 3/7/25	500,000	500,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.85%, 3/7/25 (LOC: Bank of Stockton and FHLB)	1,695,000	1,695,000
California Health Facilities Financing Authority, 2.80%, 5/7/25	4,450,000	4,450,000
California Health Facilities Financing Authority, 2.85%, 5/8/25	3,800,000	3,800,000
California Housing Finance Agency Rev., (Montecito Village Affordable LP), VRDN, 1.70%, 3/7/25 (LIQ FAC: FHLMC)	1,615,000	1,615,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 1.86%, 3/7/25 (LOC: Wells Fargo Bank N.A.)	180,000	180,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.66%, 3/7/25 (LOC: Bank of the West and BMO Harris Bank N.A.)	520,000	520,000
California Infrastructure & Economic Development Bank Rev., (Los Angeles Society for the Prevention of Cruelty to Animals), VRDN, 1.77%, 3/7/25 (LOC: Bank of New York Mellon)	500,000	500,000
California Municipal Finance Authority Rev., (Pacific Meadows Senior Housing LP), VRDN, 1.86%, 3/7/25 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,850,000	1,850,000
California Pollution Control Financing Authority Rev., (Big Bear Disposal, Inc.), VRDN, 1.10%, 3/7/25 (LOC: Union Bank N.A.)	450,000	450,000
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 1.30%, 3/3/25 (LIQ FAC: JPMorgan Chase Bank N.A.)	440,000	440,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.75%, 3/7/25 (LOC: Royal Bank of Canada)	800,000	800,000
California State University Institute, 2.63%, 3/5/25 (LOC: State Street Bank & Trust Co.)	900,000	900,000
California Statewide Communities Development Authority, 2.75%, 5/14/25	800,000	800,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 1.63%, 3/7/25 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 1.30%, 3/7/25 (LOC: Northern Trust Company)	500,000	500,000
California Statewide Communities Development Authority Rev., (Southside Brookshore Associates LP), VRDN, 1.85%, 3/7/25 (LOC: East West Bank and FHLB)	7,290,000	7,290,468
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 1.31%, 3/7/25 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
Irvine Ranch Water District Water Service Corp. Special Assessment, VRDN, 1.05%, 3/3/25 (LOC: Bank of America N.A.)	1,300,000	1,300,000
Los Angeles COP, (Kadima Hebrew Academy), VRDN, 3.31%, 3/7/25 (LOC: California Bank & Trust and U.S. Bank N.A.)	1,685,000	1,685,000
Los Angeles Rev., 5.00%, 6/26/25	4,000,000	4,019,263
Los Angeles County Capital Asset Leasing Corp., 2.72%, 3/6/25 (LOC: Bank of Montreal)	3,700,000	3,700,000
Los Angeles Department of Airports, 2.92%, 3/20/25 (LOC: Bank of America N.A.)	1,202,000	1,202,000
Metropolitan Water District of Southern California Rev., VRDN, 0.75%, 3/7/25 (SBBPA: Barclays Bank PLC)	500,000	500,000
Metropolitan Water District of Southern California Rev., VRDN, 1.06%, 3/7/25 (SBBPA: Bank of America N.A.)	1,390,000	1,390,000
Mizuho Floater/Residual Trust Rev., VRDN, 2.18%, 4/4/25 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	3,300,000	3,300,000
Mizuho Floater/Residual Trust Rev., VRDN, 2.18%, 4/4/25 (LOC: Mizuho Capital Markets LLC)(1)	3,970,000	3,970,000
Modesto Rev., (VO Associates A California LP), VRDN, 0.93%, 3/7/25 (LOC: FHLMC)(LIQ FAC: FHLMC)	3,675,000	3,675,000
Municipal Improvement Corp. of Los Angeles, 2.55%, 4/1/25 (LOC: U.S. Bank N.A.)	2,000,000	2,000,000
Municipal Improvement Corp. of Los Angeles, 2.90%, 5/5/25 (LOC: U.S. Bank N.A.)	3,500,000	3,500,000
Palomar Community College District GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,009,247
RBC Municipal Products, Inc. Trust Rev., VRDN, 1.86%, 3/7/25 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,000,000	3,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.86%, 3/7/25 (LOC: Bank of the Sierra and FHLB)	1,510,000	1,510,000
2

	Principal Amount	Value
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.85%, 3/3/25	$750,000	$750,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.30%, 3/3/25	330,000	330,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.30%, 3/3/25	1,435,000	1,435,000
Riverside County Rev., 3.00%, 10/17/25	1,000,000	1,001,212
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 1.05%, 3/7/25 (LOC: FNMA)(LIQ FAC: FNMA)	1,900,000	1,900,000
San Diego County COP, VRDN, 0.96%, 3/7/25 (LOC: Northern Trust Company)	1,950,000	1,950,000
San Mateo Joint Powers Financing Authority Rev., (City of San Mateo CA), VRDN, 1.00%, 3/7/25 (LOC: Wells Fargo Bank N.A.)	840,000	840,000
Santa Clara County Financing Authority Rev., (El Camino Hospital LP), VRDN, 0.85%, 3/7/25 (LOC: Wells Fargo Bank N.A.)	3,350,000	3,350,000
State of California Department of Water Resources, 2.75%, 4/2/25	5,100,000	5,100,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.55%, 3/3/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,720,000	1,720,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.65%, 3/3/25 (LOC: JPMorgan Chase Bank N.A.)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.36%, 3/3/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	600,000	600,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.88%, 3/7/25 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	2,400,000	2,400,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.91%, 3/7/25 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	2,830,000	2,830,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.88%, 4/4/25 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 1.94%, 3/7/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	5,290,000	5,290,000
University of California, 2.70%, 3/21/25	5,000,000	5,000,000
University of California Rev., VRDN, 1.00%, 3/7/25	200,000	200,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.30%, 3/7/25 (LOC: BMO Harris Bank N.A.)	1,380,000	1,380,000
TOTAL INVESTMENT SECURITIES — 99.0%		111,497,190
OTHER ASSETS AND LIABILITIES — 1.0%		1,181,868
TOTAL NET ASSETS — 100.0%		$112,679,058

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $32,110,000, which represented 28.5% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$111,497,190
Cash	39,076
Receivable for investments sold	720,976
Receivable for capital shares sold	90,105
Interest receivable	510,432
112,857,779

Liabilities
Payable for capital shares redeemed	136,629
Accrued management fees	42,092
178,721

Net Assets	$112,679,058

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	112,674,098

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$112,674,104
Distributable earnings (loss)	4,954
$112,679,058

See Notes to Financial Statements.
4

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,556,493

Expenses:
Management fees	274,677
Trustees' fees and expenses	3,300
277,977

Net investment income (loss)	1,278,516

Net realized gain (loss) on investment transactions	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,278,514

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,278,516	$3,200,389
Net realized gain (loss)	(2)	—
Net increase (decrease) in net assets resulting from operations	1,278,514	3,200,389

Distributions to Shareholders
From earnings	(1,278,516)	(3,200,389)

Capital Share Transactions
Proceeds from shares sold	20,959,607	47,424,842
Proceeds from reinvestment of distributions	1,242,511	3,148,628
Payments for shares redeemed	(22,514,241)	(57,461,539)
Net increase (decrease) in net assets from capital share transactions	(312,123)	(6,888,069)

Net increase (decrease) in net assets	(312,125)	(6,888,069)

Net Assets
Beginning of period	112,991,183	119,879,252
End of period	$112,679,058	$112,991,183

Transactions in Shares of the Fund
Sold	20,959,607	47,424,842
Issued in reinvestment of distributions	1,242,511	3,148,628
Redeemed	(22,514,241)	(57,461,539)
Net increase (decrease) in shares of the fund	(312,123)	(6,888,069)

See Notes to Financial Statements.
6

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

7

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended February 28, 2025 was 0.49%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $100,000 and $3,510,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
8

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2025(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.13%	0.49%	0.49%	2.27%	2.27%	$112,679
2024	$1.00	0.03	—(3)	0.03	(0.03)	$1.00	2.81%	0.50%	0.50%	2.77%	2.77%	$112,991
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.21%	0.50%	0.50%	2.18%	2.18%	$119,879
2022	$1.00	—(3)	—	—(3)	—(3)	$1.00	0.19%	0.28%	0.50%	0.18%	(0.04)%	$119,487
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.11%	0.50%	0.01%	(0.38)%	$127,418
2020	$1.00	0.01	—	0.01	(0.01)	$1.00	0.53%	0.42%	0.50%	0.55%	0.47%	$134,252

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended February 28, 2025 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91774 2504

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 25, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	April 25, 2025